Capital structure and financing - C.3.4. Guarantees and pledged assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Pledged deposits	$ 35	$ 0
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	300	287
Supplier Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	82	82
1 year | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	71	59
1 year | Supplier Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	82	82
Later than one year and not later than three years | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	6	227
Later than one year and not later than three years | Supplier Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0	0
Later than three years and not later than five years | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	223	0
Later than three years and not later than five years | Supplier Guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 0	$ 0